ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $348,666)
Angola (Rep of), 9.375%, 03/31/2033[2]		200,000	$205,564	0.78
Angola (Rep of), 9.125%, 11/26/2049		208,000	194,116	0.73
			399,680	1.51
Argentina (Cost $451,345)
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[3]		317,394	277,243	1.05
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[3]		179,560	141,763	0.54
Argentina (Rep of), 5.000%, 01/09/2038		87,624	72,290	0.27
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[3]		133,093	98,422	0.37
			589,718	2.23
Bahrain (Cost $202,000)
Bahrain (Rep of), 6.625%, 10/06/2037[2]		202,000	181,701	0.69
			181,701	0.69
Benin (Cost $196,040)
Benin (Rep of), 8.375%, 01/23/2041		200,000	211,750	0.80
			211,750	0.80
Brazil (Cost $989,563)
Brazil (Rep of), 8.250%, 01/20/2034		100,000	111,611	0.42
Brazil (Rep of), 7.250%, 01/12/2056		265,000	253,837	0.96
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[4]	BRL	3,005,000	376,851	1.43
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	1,342,000	244,965	0.93
			987,264	3.74
Bulgaria (Cost $23,170)
Bulgaria (Rep of), 5.000%, 03/05/2037		24,000	22,851	0.09
			22,851	0.09
Chile (Cost $950,601)
Bonos de la Tesoreria de la Republica en pesos, 5.800%, 10/01/2029[2]	CLP	375,000,000	409,433	1.55
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[2]	CLP	100,000,000	109,558	0.42
Chile (Rep of), 4.950%, 01/05/2036		200,000	192,824	0.73
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		200,000	185,202	0.70
			897,017	3.40
China (Cost $9,525,097)
Central China Real Estate Ltd., 7.650%, 08/27/2023[5,6]		1,900,000	7,125	0.03
Central China Real Estate Ltd., 7.900%, 11/07/2023[5,6]		1,910,000	7,162	0.03
Central China Real Estate Ltd., 7.250%, 08/13/2024[5,6]		3,666,000	9,348	0.04
Central China Real Estate Ltd., 7.650%, 08/27/2025[5,6]		1,667,000	4,251	0.02

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
China (Rep of), 1.830%, 08/25/2035	CNY	1,360,000	$204,001	0.77
China (Rep of), 2.200%, 04/25/2056	CNY	430,000	63,930	0.24
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		1,800,000	45,000	0.17
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5,6]		1,180,000	32,450	0.12
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5,6]		1,330,000	33,250	0.13
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5,6]		727,000	18,175	0.07
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[2]		39,484	574	—
Kaisa Group Holdings Ltd., 7.721%, (99% PIK), 12/28/2027[2,7]		30,867	469	—
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[2,4]		250,639	501	—
Kaisa Group Holdings Ltd., 6.250%, (99% PIK), 12/28/2028[2,7]		37,347	568	—
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[2,4]		401,005	802	—
Kaisa Group Holdings Ltd., 6.500%, (99% PIK), 12/28/2029[2,7]		64,886	940	—
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[2,4]		401,005	802	—
Kaisa Group Holdings Ltd., 6.750%, (99% PIK), 12/28/2030[2,7]		81,040	1,072	0.01
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[2,4]		501,256	1,003	—
Kaisa Group Holdings Ltd., 7.000%, (96% PIK), 12/28/2031[2,7]		640,712	7,624	0.03
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[2,4]		501,256	1,003	—
Kaisa Group Holdings Ltd., 7.250%, (94% PIK), 12/28/2032[2,7]		993,620	11,178	0.04
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[2,4]		945,649	1,891	0.01
Sunac China Holdings Ltd., 0.000%, 06/23/2028[2,4]		694,000	92,378	0.35
Yuzhou Group Holdings Co. Ltd., 4.000%, 06/30/2028[7]		173,027	5,191	0.02
Yuzhou Group Holdings Co. Ltd., 4.500%, 06/30/2029[7]		305,598	6,494	0.03
Yuzhou Group Holdings Co. Ltd., 5.000%, 06/30/2030[7]		411,016	8,837	0.03
Yuzhou Group Holdings Co. Ltd., 5.500%, 06/30/2031[7]		581,763	10,908	0.04
Yuzhou Group Holdings Co. Ltd., 1.000%, 06/30/2034[7]		538,473	5,385	0.02
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[5,6]		1,110,000	555	—
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[5,6]		1,532,000	766	—
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		400,000	200	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[5,6]		3,158,000	1,579	0.01
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[5,6]		387,000	194	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		3,591,000	1,796	0.01
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[5,6]		4,406,000	2,203	0.01
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[5,6]		8,407,000	4,203	0.02
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[5,6]		2,065,000	1,033	0.01
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[5]		5,713,000	2,856	0.01
Zhenro Properties Group Ltd., 17.254%, 08/30/2026[5]		1,360,000	680	—
			598,377	2.27
Colombia (Cost $1,272,666)
Colombia (Rep of), 5.000%, 06/15/2045		344,000	261,440	0.99
Colombian TES, 6.000%, 04/28/2028	COP	1,831,900,000	522,204	1.98
Colombian TES, 7.750%, 09/18/2030	COP	229,800,000	61,956	0.23
Colombian TES, 7.000%, 03/26/2031	COP	928,000,000	240,547	0.91
Colombian TES, 13.250%, 02/09/2033	COP	765,600,000	252,443	0.96

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Colombia (continued)
Colombian TES, 11.500%, 07/25/2046	COP	296,000,000	$89,949	0.34
			1,428,539	5.41
Costa Rica (Cost $207,789)
Costa Rica (Rep of), 7.000%, 04/04/2044		200,000	210,066	0.80
			210,066	0.80
Czech Republic (Cost $2,427,247)
Czech (Rep of), 5.000%, 09/30/2030	CZK	920,000	44,852	0.17
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,400,000	57,053	0.22
Czech (Rep of), 4.900%, 04/14/2034	CZK	970,000	46,463	0.17
Czech (Rep of), 1.950%, 07/30/2037	CZK	2,450,000	87,102	0.33
New World Resources N.V., 8.000%, 04/07/2020[5,6,8]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,8]	EUR	669,526	—	—
			235,470	0.89
Dominican Republic (Cost $389,962)
Dominican (Rep of), 4.875%, 09/23/2032		290,000	271,704	1.03
Dominican (Rep of), 6.400%, 06/05/2049		156,000	145,542	0.55
			417,246	1.58
Ecuador (Cost $87,458)
Ecuador (Rep of), 6.900%, 07/31/2035		140,000	126,089	0.48
Ecuador (Rep of), (Step to 6.000% on 07/31/27), 5.500%, 07/31/2040[3]		46,000	37,103	0.14
			163,192	0.62
Egypt (Cost $357,058)
Egypt (Rep of), 23.381%, 08/26/2028	EGP	4,333,000	82,775	0.32
Egypt (Rep of), 7.625%, 05/29/2032		200,000	200,600	0.76
Egypt Treasury Bill, 21.000%, 04/20/2027[9]	EGP	3,875,000	64,226	0.24
			347,601	1.32
El Salvador (Cost $21,454)
El Salvador (Rep of), 7.650%, 06/15/2035		27,000	27,850	0.11
			27,850	0.11
Ghana (Cost $187,630)
Ghana (Rep of), 0.000%, 01/03/2030[4]		70,583	61,672	0.23
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[3]		160,000	146,453	0.56
			208,125	0.79
Hungary (Cost $645,871)
Hungary (Rep of), 2.125%, 09/22/2031		468,000	400,730	1.52
Hungary (Rep of), 6.250%, 09/23/2037	HUF	38,490,000	128,276	0.48
Hungary (Rep of), 3.000%, 10/27/2038	HUF	40,600,000	99,309	0.38
			628,315	2.38

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (Cost $216,186)
India (Rep of), 6.680%, 07/07/2040	INR	2,090,000	$21,262	0.08
India (Rep of), 7.360%, 09/12/2052	INR	2,920,000	30,269	0.11
India (Rep of), 7.300%, 06/19/2053	INR	3,970,000	40,857	0.16
India (Rep of), 7.240%, 08/18/2055	INR	10,880,000	110,946	0.42
			203,334	0.77
Indonesia (Cost $870,870)
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	4,633,000,000	264,529	1.00
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	1,230,000,000	67,686	0.26
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	2,536,000,000	149,598	0.57
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	625,000,000	35,092	0.13
Indonesia (Rep of), 7.750%, 01/17/2038		170,000	195,161	0.74
			712,066	2.70
Ivory Coast (Cost $189,594)
Ivory Coast (Rep of), 6.750%, 02/25/2041		200,000	188,134	0.71
			188,134	0.71
Kazakhstan (Cost $579,465)
Kazakhstan (Rep of), 15.100%, 03/12/2034	KZT	133,097,000	293,255	1.11
Kazakhstan (Rep of), 4.714%, 04/09/2035		290,000	276,640	1.05
			569,895	2.16
Malaysia (Cost $1,629,718)
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	829,000	203,447	0.77
Malaysia (Rep of), 3.519%, 04/20/2028	MYR	1,754,000	431,193	1.63
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	920,000	231,931	0.88
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	637,000	155,493	0.59
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	271,000	66,746	0.25
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	218,000	55,345	0.21
Malaysia (Rep of), 4.054%, 04/18/2039	MYR	368,000	91,193	0.35
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	161,000	42,845	0.16
Petronas Capital Ltd., 2.480%, 01/28/2032		204,000	179,085	0.68
Petronas Capital Ltd., 4.550%, 04/21/2050		325,000	266,030	1.01
			1,723,308	6.53
Mexico (Cost $1,595,332)
Mexican Bonos, 8.000%, 07/31/2053	MXN	1,630,000	78,927	0.30
Mexican Udibonos, 4.000%, 08/30/2029	MXN	1,130,000	572,099	2.17
Mexican Udibonos, 4.000%, 08/24/2034	MXN	240,000	116,768	0.44
Mexican Udibonos, 4.500%, 11/22/2035	MXN	80,000	40,271	0.15
Mexico (Rep of), 6.338%, 05/04/2053		274,000	243,569	0.92
Mexico (Rep of), 6.400%, 05/07/2054		228,000	204,090	0.77
Petroleos Mexicanos, 6.700%, 02/16/2032		279,000	278,526	1.06
			1,534,250	5.81
Nigeria (Cost $909,740)
Nigeria (Rep of), 22.600%, 01/29/2035	NGN	146,434,000	130,576	0.49

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Nigeria (continued)
Nigeria (Rep of), 7.625%, 11/28/2047		343,000	$333,910	1.27
Nigeria OMO Bill, 0.000%, 11/03/2026[4]	NGN	160,147,000	111,399	0.42
Nigeria OMO Bill, 0.000%, 12/08/2026[4]	NGN	89,935,000	61,419	0.23
Nigeria OMO Bill, 0.000%, 01/12/2027[4]	NGN	469,139,000	315,581	1.20
Nigeria OMO Bill, 0.000%, 01/19/2027[4]	NGN	86,223,000	57,776	0.22
			1,010,661	3.83
Oman (Cost $271,922)
Oman (Rep of), 6.750%, 10/28/2027		267,000	272,006	1.03
			272,006	1.03
Panama (Cost $461,132)
Panama (Rep of), 3.160%, 01/23/2030		200,000	186,398	0.71
Panama (Rep of), 6.700%, 01/26/2036		54,000	56,812	0.22
Panama (Rep of), 6.875%, 01/31/2036		200,000	212,466	0.80
			455,676	1.73
Paraguay (Cost $46,879)
Paraguay (Rep of), 8.500%, 04/04/2038[2]	PYG	302,000,000	48,530	0.18
			48,530	0.18
Peru (Cost $442,828)
Peru (Rep of), 5.375%, 02/08/2035		223,000	219,822	0.83
Peru (Rep of), 7.600%, 08/12/2039[2]	PEN	54,000	17,000	0.07
Peru (Rep of), 3.300%, 03/11/2041		45,000	33,735	0.13
Peru (Rep of), 2.780%, 12/01/2060		146,000	74,759	0.28
Peru (Rep of), 3.230%, 07/28/2121		66,000	33,924	0.13
			379,240	1.44
Philippines (Cost $166,653)
Philippines (Rep of), 9.500%, 02/02/2030		145,000	165,897	0.63
			165,897	0.63
Poland (Cost $706,905)
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034		200,000	203,530	0.77
Poland (Rep of), 1.250%, 10/25/2030	PLN	403,000	92,775	0.35
Poland (Rep of), 4.875%, 10/04/2033		100,000	97,758	0.37
Poland (Rep of), 6.000%, 10/25/2033	PLN	133,000	36,642	0.14
Poland (Rep of), 5.000%, 10/25/2034	PLN	323,000	83,196	0.31
Poland (Rep of), 5.000%, 10/25/2035	PLN	440,000	111,865	0.42
Poland (Rep of), 5.250%, 04/25/2036	PLN	203,000	52,241	0.20
Poland (Rep of), 5.500%, 03/18/2054		37,000	33,114	0.13
			711,121	2.69
Romania (Cost $859,394)
Romania (Rep of), 3.000%, 02/14/2031		60,000	53,491	0.20
Romania (Rep of), 7.350%, 04/28/2031	RON	85,000	19,177	0.07
Romania (Rep of), 3.625%, 03/27/2032		44,000	39,208	0.15

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 8.250%, 09/29/2032	RON	370,000	$87,001	0.33
Romania (Rep of), 6.000%, 05/25/2034		24,000	23,407	0.09
Romania (Rep of), 5.750%, 03/24/2035		146,000	138,998	0.53
Romania (Rep of), 4.250%, 04/28/2036	RON	215,000	38,902	0.15
Romania (Rep of), 6.625%, 05/16/2036		52,000	52,159	0.20
Romania (Rep of), 5.750%, 07/04/2036[2]		66,000	61,908	0.23
Romania (Rep of), 5.750%, 07/04/2036		152,000	142,576	0.54
Romania (Rep of), 7.900%, 02/24/2038	RON	295,000	69,415	0.26
Romania (Rep of), 6.125%, 01/22/2044		56,000	51,992	0.20
Romania (Rep of), 7.625%, 01/17/2053		32,000	33,588	0.13
			811,822	3.08
Saudi Arabia (Cost $695,432)
Saudi (Rep of), 4.750%, 01/18/2028		348,000	347,474	1.32
Saudi (Rep of), 4.500%, 04/22/2060		297,000	217,575	0.82
			565,049	2.14
South Africa (Cost $878,490)
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	5,330,956	322,198	1.22
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	901,805	53,636	0.20
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,536,948	203,333	0.77
South Africa (Rep of), 5.650%, 09/27/2047		286,000	232,587	0.88
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	1,008,946	57,898	0.22
			869,652	3.29
Supranational (Cost $51,635)
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	4,500,000	45,447	0.17
			45,447	0.17
Thailand (Cost $324,536)
Thailand (Rep of), 2.650%, 06/17/2028	THB	2,359,000	72,414	0.27
Thailand (Rep of), 1.840%, 05/17/2036	THB	420,000	12,310	0.05
Thailand (Rep of), 3.390%, 06/17/2037	THB	628,000	20,864	0.08
Thailand (Rep of), 3.300%, 06/17/2038	THB	2,197,000	71,981	0.27
Thailand (Rep of), 2.700%, 06/17/2040	THB	1,277,000	38,714	0.15
Thailand (Rep of), 2.980%, 06/17/2045	THB	2,877,000	85,522	0.32
Thailand (Rep of), 3.600%, 06/17/2067	THB	575,000	18,396	0.07
			320,201	1.21
Turkey (Cost $909,278)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	2,088,318	39,632	0.15
Turkey (Rep of), 5.250%, 03/13/2030		356,000	341,329	1.29
Turkey (Rep of), 40.000%, 07/03/2030[10]	TRY	11,322,000	233,380	0.88
Turkey (Rep of), 7.250%, 05/29/2032		209,000	211,151	0.80
Turkey (Rep of), 26.200%, 10/05/2033	TRY	1,480,429	25,311	0.10
			850,803	3.22

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ukraine (Cost $253,942)
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2034[3]		221,735	$154,862	0.59
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2035[3]		278,322	190,859	0.72
			345,721	1.31
United States (Cost $1,333,559)
U.S. Treasury Bill, 3.559%, 09/03/2026[9]		1,338,000	1,333,810	5.05
			1,333,810	5.05
Uruguay (Cost $319,764)
Uruguay (Rep of), 5.750%, 10/28/2034		184,978	190,096	0.72
Uruguay (Rep of), 4.125%, 11/20/2045		114,498	94,671	0.36
			284,767	1.08
Uzbekistan (Cost $200,000)
Navoi Mining & Metallurgical Co., 6.750%, 05/14/2030		200,000	204,876	0.78
			204,876	0.78
Venezuela (Cost $2,746,514)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		3,022,000	3,230,518	12.24
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[5,6]		100,900	50,450	0.19
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		123,780	56,072	0.21
Venezuela (Rep of), 11.750%, 10/21/2026[5]		311,300	170,982	0.65
Venezuela (Rep of), 9.250%, 09/15/2027[5]		301,000	149,772	0.57
Venezuela (Rep of), 11.950%, 08/05/2031[5]		233,400	127,728	0.48
			3,785,522	14.34
Zambia (Cost $145,333)
Zambia (Rep of), 16.000%, 02/16/2033	ZMW	846,000	46,083	0.17
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[3]		108,218	105,644	0.40
			151,727	0.57
Total Debt Securities (Cost $35,088,718)			25,098,277	95.08

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $159,519)
Sunac China Holdings Ltd.*	HKD	538,000	$37,771	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
China (continued)
Sunac Services Holdings Ltd.[2]	HKD	66,000	$6,720	0.03
			44,491	0.17
Total Equity Securities (Cost $159,519)			44,491	0.17
Total Investments (Total Cost $35,248,237)			25,142,768	95.25
Other Assets Less Liabilities			1,253,869	4.75
Net Assets			$26,396,637	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2026, these securities had a total value of $1,161,219 or 4.39% of net assets.
[3]	Step coupon bond. Rate as of July 31, 2026 is disclosed.
[4]	Zero coupon bond.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[10]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
At July 31, 2026, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2026	Deutsche Bank	Brazilian Real	749,259	United States Dollar	147,000	$649
08/04/2026	Santander	Brazilian Real	2,926,000	United States Dollar	560,060	16,540
08/06/2026	Citibank	Nigerian Naira	51,611,000	United States Dollar	37,117	596
08/06/2026	Merrill Lynch	Nigerian Naira	285,564,327	United States Dollar	207,683	984
08/06/2026	Morgan Stanley	Nigerian Naira	99,613,665	United States Dollar	68,985	3,805
08/07/2026	Merrill Lynch	South African Rand	1,353,363	United States Dollar	81,449	421
08/13/2026	Morgan Stanley	Nigerian Naira	185,617,002	United States Dollar	135,170	71
08/28/2026	HSBC	Philippine Peso	5,907,499	United States Dollar	95,149	1,288
09/02/2026	Morgan Stanley	Brazilian Real	858,934	United States Dollar	166,299	1,682
09/16/2026	Barclays	Indian Rupee	56,911,990	United States Dollar	593,235	697
09/16/2026	BNP Paribas	Indian Rupee	13,159,825	United States Dollar	137,225	111
09/16/2026	HSBC	Indian Rupee	13,827,168	United States Dollar	144,000	300
09/16/2026	Merrill Lynch	Indian Rupee	26,159,811	United States Dollar	271,790	1,213
09/16/2026	Morgan Stanley	Indian Rupee	7,357,695	United States Dollar	76,447	338
09/16/2026	HSBC	United States Dollar	4,700	Indian Rupee	448,260	22
09/16/2026	Merrill Lynch	United States Dollar	37,000	Indian Rupee	3,541,248	44
09/16/2026	State Street	United States Dollar	20,000	Indian Rupee	1,914,038	25
09/16/2026	State Street	United States Dollar	13,000	Indonesian Rupiah	235,291,953	9
09/17/2026	Merrill Lynch	United States Dollar	288,994	Malaysian Ringgit	1,170,864	2,056
09/17/2026	Morgan Stanley	United States Dollar	26,026	Malaysian Ringgit	106,082	29
10/30/2026	Citibank	Chilean Peso	117,625,000	United States Dollar	125,000	1,623
10/30/2026	Morgan Stanley	Chinese Offshore Yuan	7,476,688	United States Dollar	1,111,876	2,617
10/30/2026	Barclays	Czech Koruna	10,448,485	United States Dollar	492,969	4,944
10/30/2026	HSBC	Hungarian Forint	33,538,616	United States Dollar	105,503	118
10/30/2026	Goldman Sachs	Israeli Shekel	267,343	United States Dollar	87,211	538
10/30/2026	JPMorgan Chase	Korean Won	1,028,293,796	United States Dollar	695,243	18,437
10/30/2026	JPMorgan Chase	Mexican Peso	7,853,247	United States Dollar	446,207	3,753
10/30/2026	Morgan Stanley	Peruvian Nuevo Sol	876,987	United States Dollar	255,734	1,347
10/30/2026	Merrill Lynch	Polish Zloty	1,803,711	United States Dollar	474,946	7,902
10/30/2026	Societe Generale	Polish Zloty	499,934	United States Dollar	133,000	831
10/30/2026	HSBC	Romanian Leu	540,840	United States Dollar	116,937	1,292
10/30/2026	HSBC	Singapore Dollar	504,039	United States Dollar	393,086	2,532
10/30/2026	JPMorgan Chase	Taiwan Dollar	16,061,224	United States Dollar	495,419	2,384
10/30/2026	Morgan Stanley	United States Dollar	24,000	Chinese Offshore Yuan	160,894	17
10/30/2026	State Street	United States Dollar	23,000	Colombian Peso	73,698,210	128
10/30/2026	Barclays	United States Dollar	133,000	Hungarian Forint	41,953,520	879
10/30/2026	Morgan Stanley	United States Dollar	297,877	Kazakhstan Tenge	144,861,854	2,125
10/30/2026	State Street	United States Dollar	17,000	Singapore Dollar	21,653	4
10/30/2026	Citibank	Uzbekistan Som	1,374,259,593	United States Dollar	112,414	719

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/03/2026	Santander	United States Dollar	22,000	Taiwan Dollar	708,928	$28
Subtotal Appreciation						83,098
08/04/2026	Merrill Lynch	United States Dollar	535,949	Brazilian Real	2,816,325	(19,038)
08/04/2026	Morgan Stanley	United States Dollar	167,466	Brazilian Real	858,934	(1,796)
08/06/2026	Merrill Lynch	United States Dollar	57,150	Nigerian Naira	82,867,500	(3,403)
08/06/2026	Morgan Stanley	United States Dollar	254,028	Nigerian Naira	353,921,492	(4,589)
08/10/2026	Citibank	Indonesian Rupiah	249,189,480	United States Dollar	13,861	(35)
08/10/2026	HSBC	Indonesian Rupiah	2,298,539,520	United States Dollar	128,000	(470)
08/10/2026	Barclays	United States Dollar	141,000	Indonesian Rupiah	2,547,729,000	(356)
08/13/2026	JPMorgan Chase	United States Dollar	134,381	Nigerian Naira	187,998,879	(2,595)
08/13/2026	Merrill Lynch	United States Dollar	207,186	Nigerian Naira	285,564,327	(877)
08/14/2026	JPMorgan Chase	United States Dollar	58,292	Nigerian Naira	81,550,396	(1,101)
08/27/2026	Barclays	Turkish Lira	21,681,243	United States Dollar	447,520	(1,532)
09/02/2026	Citibank	United States Dollar	27,013	Brazilian Real	138,741	(120)
09/03/2026	Deutsche Bank	Egyptian Pound	3,365,560	United States Dollar	67,244	(2,472)
09/03/2026	Citibank	United States Dollar	93,259	Egyptian Pound	5,026,173	(3,472)
09/16/2026	HSBC	Indonesian Rupiah	3,918,894,377	United States Dollar	217,163	(789)
09/16/2026	Morgan Stanley	Indonesian Rupiah	469,752,400	United States Dollar	26,000	(64)
09/16/2026	Citibank	Thai Baht	8,925,989	United States Dollar	272,080	(3,747)
09/16/2026	Deutsche Bank	Thai Baht	8,925,989	United States Dollar	272,416	(4,083)
09/16/2026	Merrill Lynch	Thai Baht	730,473	United States Dollar	22,000	(41)
09/16/2026	HSBC	United States Dollar	146,000	Indian Rupee	14,131,924	(1,480)
09/16/2026	State Street	United States Dollar	26,000	Indian Rupee	2,497,289	(62)
09/16/2026	Barclays	United States Dollar	38,200	Indonesian Rupiah	692,941,400	(59)
09/16/2026	Barclays	United States Dollar	14,000	Thai Baht	466,056	(11)
09/16/2026	Goldman Sachs	United States Dollar	30,000	Thai Baht	1,004,028	(183)
09/17/2026	BNP Paribas	United States Dollar	34,000	Malaysian Ringgit	138,856	(29)
10/30/2026	Morgan Stanley	United States Dollar	312,317	Chilean Peso	295,223,438	(5,491)
10/30/2026	Barclays	United States Dollar	37,000	Chinese Offshore Yuan	248,761	(81)
10/30/2026	Deutsche Bank	United States Dollar	421,427	Colombian Peso	1,391,728,973	(10,499)
10/30/2026	Merrill Lynch	United States Dollar	202,000	Colombian Peso	664,378,000	(4,191)
10/30/2026	JPMorgan Chase	United States Dollar	30,000	Czech Koruna	634,551	(239)
10/30/2026	Societe Generale	United States Dollar	133,000	Czech Koruna	2,802,591	(555)
10/30/2026	Morgan Stanley	United States Dollar	204,296	Euro	178,830	(2,680)
10/30/2026	Morgan Stanley	United States Dollar	13,000	Hungarian Forint	4,139,088	(35)
10/30/2026	Morgan Stanley	United States Dollar	34,000	Mexican Peso	599,059	(324)
10/30/2026	State Street	United States Dollar	18,000	Mexican Peso	314,602	(25)
10/30/2026	Citibank	United States Dollar	65,000	Peruvian Nuevo Sol	223,145	(413)
10/30/2026	Societe Generale	United States Dollar	14,000	Polish Zloty	53,184	(237)
10/30/2026	State Street	United States Dollar	13,000	Polish Zloty	48,833	(72)
10/30/2026	Societe Generale	United States Dollar	17,000	Romanian Leu	78,027	(57)
10/30/2026	Merrill Lynch	United States Dollar	102,973	South African Rand	1,732,142	(1,104)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/30/2026	Morgan Stanley	United States Dollar	27,000	South African Rand	454,939	$(335)
Subtotal Depreciation						(78,742)
Total						$4,356
At July 31, 2026, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
4.710% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	280,050,000	02/02/2031	$5,043	$—	$5,043
1-Day INR MIBOR (Pay Semi-Annually)	6.072% (Receive Semi-Annually)	INR	24,900,000	09/16/2029	(1,242)	—	(1,242)
7.646% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	3,600,000	06/11/2031	1,056	—	1,056
1-Day MXN-TIIE-BANXICO (Pay Monthly)	7.500% (Receive Monthly)	MXN	15,500,000	06/14/2028	6,744	—	6,744
8.350% (Pay Quarterly)	3M ZAR JIBAR (Receive Quarterly)	ZAR	2,000,000	05/19/2036	(916)	—	(916)
							$10,685
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $983,502)
Pampa Energia S.A., 7.875%, 12/16/2034		130,000	$135,201	0.82
Pluspetrol S.A., 8.125%, 05/18/2031		43,000	44,392	0.27
Pluspetrol S.A., 8.500%, 05/30/2032		130,000	137,163	0.83
Telecom Argentina S.A., 9.500%, 07/18/2031		100,000	108,248	0.66
Telecom Argentina S.A., 8.500%, 01/20/2036		34,303	35,783	0.22
Transportadora de Gas del Sur S.A., 7.750%, 11/20/2035[2]		200,000	205,750	1.25
Vista Energy Argentina S.A.U., 7.625%, 12/10/2035		130,000	134,355	0.82
YPF Energia Electrica S.A., 7.875%, 10/16/2032		130,000	134,572	0.82
YPF S.A., 9.500%, 01/17/2031		88,200	93,554	0.57
			1,029,018	6.26
Brazil (Cost $546,293)
Braskem Netherlands Finance B.V., 4.500%, 01/10/2028[3]		200,000	111,740	0.68
JBS N.V./JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co. Holdings, 6.500%, 12/01/2052		30,000	29,038	0.18
LD Celulose International GmbH, 7.950%, 01/26/2032		200,000	208,130	1.27
Petrobras Global Finance B.V., 6.850%, 06/05/2115		35,000	31,685	0.19
Samarco Mineracao S.A., 9.500%, 06/30/2031[4]		149,224	149,896	0.91
Vale Overseas Ltd., 6.875%, 11/10/2039		19,000	20,661	0.13
			551,150	3.36
Chile (Cost $204,901)
Banco de Credito e Inversiones S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.944%), 8.750%, 12/31/2099[5]		200,000	210,676	1.28
			210,676	1.28
China (Cost $7,092,411)
Central China Real Estate Ltd., 7.250%, 07/16/2024[3,6]		465,000	1,186	0.01
Central China Real Estate Ltd., 7.250%, 08/13/2024[3,6]		2,611,000	6,658	0.04
Central China Real Estate Ltd., 7.250%, 04/28/2025[3,6]		190,000	484	—
Central China Real Estate Ltd., 7.650%, 08/27/2025[3,6]		400,000	1,020	0.01
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[3,6]		200,000	5,000	0.03
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[3,6]		760,000	20,900	0.13
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[3,6]		1,236,000	30,900	0.19
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[3,6]		1,099,000	27,475	0.17
Kaisa Group Holdings Ltd., 0.000%, 12/31/2026[2,7]		182,943	366	—
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[2]		35,568	517	—
Kaisa Group Holdings Ltd., 7.721%, (93% PIK), 12/28/2027[2,4]		215,452	3,275	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[2,7]		228,690	457	—
Kaisa Group Holdings Ltd., 6.250%, (93% PIK), 12/28/2028[2,4]		315,353	4,793	0.03
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[2,7]		365,888	732	—
Kaisa Group Holdings Ltd., 6.500%, (93% PIK), 12/28/2029[2,4]		528,570	7,654	0.05
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[2,7]		365,888	732	—
Kaisa Group Holdings Ltd., 6.750%, (93% PIK), 12/28/2030[2,4]		637,869	8,439	0.05
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[2,7]		457,360	915	0.01

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Kaisa Group Holdings Ltd., 7.000%, (93% PIK), 12/28/2031[2,4]		962,191	$11,450	0.07
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[2,7]		457,360	915	0.01
Kaisa Group Holdings Ltd., 7.250%, (93% PIK), 12/28/2032[2,4]		906,607	10,199	0.06
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[2,7]		862,837	1,726	0.01
Sunac China Holdings Ltd., 0.000%, 06/23/2028[2,7]		366,582	48,796	0.30
Yuzhou Group Holdings Co. Ltd., 4.000%, 06/30/2028[4]		222,582	6,677	0.04
Yuzhou Group Holdings Co. Ltd., 4.500%, 06/30/2029[4]		389,490	8,277	0.05
Yuzhou Group Holdings Co. Ltd., 5.000%, 06/30/2030[4]		522,417	11,232	0.07
Yuzhou Group Holdings Co. Ltd., 5.500%, 06/30/2031[4]		736,407	13,808	0.08
Yuzhou Group Holdings Co. Ltd., 1.000%, 06/30/2034[4]		229,445	2,294	0.01
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[3,6]		1,360,000	680	—
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[3,6]		2,095,000	1,047	0.01
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[3,6]		700,000	350	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[3,6]		2,315,000	1,157	0.01
			240,111	1.46
Colombia (Cost $544,753)
AI Candelaria S.A., 5.750%, 06/15/2033		250,000	229,687	1.40
Ecopetrol S.A., 8.375%, 01/19/2036		245,000	258,045	1.57
Ecopetrol S.A., 5.875%, 05/28/2045		98,000	77,925	0.47
			565,657	3.44
Costa Rica (Cost $191,086)
Liberty Costa Rica Senior Secured Finance, 10.875%, 01/15/2031		180,000	187,106	1.14
			187,106	1.14
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[3,6,8]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[2,3,6,8,9]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[3,6,8]	EUR	700,590	—	—
			—	—
Georgia (Cost $195,631)
Bank of Georgia JSC, (Variable, USD SOFR ICE Swap Rate 5Y + 5.618%), 9.500%, 07/16/2029[5]		200,000	210,256	1.28
			210,256	1.28
Hong Kong (Cost $936,006)
AIA Group Ltd., 3.200%, 09/16/2040		200,000	148,604	0.91
NWD Finance BVI Ltd., 12.179%, 08/30/2026		200,000	194,130	1.18
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.450%), 5.905%, 05/14/2035[5]		200,000	202,292	1.23
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.873%), 7.000%, 11/14/2035[2,5]		200,000	198,464	1.21
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.100%), 5.706%, 03/05/2047[5]		200,000	186,108	1.13
			929,598	5.66

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (Cost $599,869)
ICICI Bank Ltd., 5.459%, 07/30/2031[2]		200,000	$200,582	1.22
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	205,500	1.25
Vedanta Resources Finance II PLC, 7.750%, 07/13/2037[2]		200,000	200,000	1.22
			606,082	3.69
Israel (Cost $358,790)
Energean Israel Finance Ltd., 8.500%, 09/30/2033[2]		158,790	166,784	1.02
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.100%), 5.837%, 04/15/2036[2,5]		200,000	198,691	1.21
			365,475	2.23
Kazakhstan (Cost $512,863)
ForteBank JSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.188%), 9.750%, 11/03/2030[5]		200,000	205,750	1.25
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		365,000	351,064	2.14
			556,814	3.39
Mexico (Cost $1,155,810)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[5]		215,000	220,466	1.34
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.072%), 8.375%, 05/20/2031[5]		200,000	202,895	1.24
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.214%), 8.125%, 01/08/2039[5]		200,000	210,530	1.28
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.875%, 01/14/2048		200,000	151,830	0.92
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.750%, 01/15/2051		200,000	144,370	0.88
Petroleos Mexicanos, 6.500%, 06/02/2041		90,000	78,076	0.48
Tierra Mojada Luxembourg II S.a.r.l., 5.750%, 12/01/2040		163,531	153,514	0.93
			1,161,681	7.07
Morocco (Cost $419,860)
OCP S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.746%), 6.741%, 04/22/2031[5]		200,000	196,200	1.19
OCP S.A., 7.500%, 05/02/2054		200,000	205,082	1.25
			401,282	2.44
Nigeria (Cost $585,206)
Dangote Petroleum Refinery And Petrochemicals Fze, 7.500%, 07/16/2031		200,000	199,793	1.22
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	199,144	1.21
IHS Holding Ltd., 8.250%, 11/29/2031		200,000	208,754	1.27
			607,691	3.70
Pakistan (Cost $400,000)
Veon Midco B.V., 6.950%, 06/01/2031[2]		200,000	198,376	1.21
Veon Midco B.V., 7.450%, 06/01/2033[2]		200,000	198,188	1.20
			396,564	2.41

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Panama (Cost $196,430)
Sable International Finance Ltd., 7.125%, 10/15/2032		200,000	$197,173	1.20
			197,173	1.20
Philippines (Cost $197,986)
Primero Agila Ltd., 7.750%, 07/16/2031[2]		200,000	197,680	1.20
			197,680	1.20
Romania (Cost $235,632)
Banca Transilvania S.A., (Variable, Euribor ICE Swap Rate 5Y + 4.783%), 7.125%, 11/27/2030[5]	EUR	200,000	235,353	1.43
			235,353	1.43
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[3,10]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $581,340)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		177,402	173,439	1.06
AL Rajhi Tier 1 Sukuk Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.888%), 6.375%, 05/16/2029[5]		200,000	200,875	1.22
Saudi Arabian Oil Co., 5.875%, 07/17/2064		200,000	177,060	1.08
			551,374	3.36
Singapore (Cost $199,270)
Great Eastern Life Assurance Co. (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.696%), 5.398%, 01/22/2032[5]		200,000	197,500	1.20
			197,500	1.20
South Africa (Cost $626,816)
Prosus N.V., 4.027%, 08/03/2050		360,000	242,957	1.48
Prosus N.V., 4.987%, 01/19/2052		225,000	172,305	1.05
Sasol Financing U.S.A. LLC, 8.750%, 04/10/2033		200,000	207,898	1.26
			623,160	3.79
South Korea (Cost $200,000)
Hanwha Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.292%), 6.300%, 06/24/2055[5]		200,000	204,218	1.24
			204,218	1.24
Thailand (Cost $330,062)
Bangkok Bank PCL, 9.025%, 03/15/2029		140,000	152,523	0.93
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.150%), 3.466%, 09/23/2036[5]		200,000	179,780	1.09
			332,303	2.02
Turkey (Cost $997,453)
Akbank TAS, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.221%), 7.950%, 02/19/2031[5]		200,000	192,030	1.17

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (continued)
Turkcell Iletisim Hizmetleri A.S., 7.650%, 01/24/2032		200,000	$205,472	1.25
Turkiye Vakiflar Bankasi T.A.O., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.439%), 8.195%, 10/06/2030[5]		200,000	192,832	1.17
WE Soda Investments Holding PLC, 9.375%, 02/14/2031		200,000	194,268	1.18
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.093%), 9.375%, 05/26/2031[2,5]		200,000	201,186	1.23
			985,788	6.00
Ukraine (Cost $204,812)
MHP Lux S.A., 10.500%, 07/28/2029		200,000	207,750	1.27
			207,750	1.27
United Arab Emirates (Cost $200,739)
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.550%), 5.804%, 01/16/2035[5]		200,000	200,750	1.22
			200,750	1.22
United States (Cost $919,156)
U.S. Treasury Bill, 3.553%, 09/03/2026[11]		922,200	919,312	5.60
			919,312	5.60
Uzbekistan (Cost $412,069)
Navoiyuran State Enterprise, 6.700%, 07/02/2030		200,000	202,906	1.24
Uzbekneftegaz JSC, 8.750%, 05/07/2030		200,000	213,566	1.30
			416,472	2.54
Venezuela (Cost $1,898,643)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[3,6]		1,724,000	1,842,956	11.22
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[3]		1,524,000	690,372	4.20
			2,533,328	15.42
Zambia (Cost $207,626)
First Quantum Minerals Ltd., 8.625%, 06/01/2031		200,000	207,500	1.26
			207,500	1.26
Total Debt Securities (Cost $25,581,944)			16,028,824	97.56
Bank Loans
Czech Republic (Cost $362,934)
New World Resources N.V., 8.500%, 10/07/2016[3,6,8]	EUR	952,166	—	—
			—	—
Total Bank Loans (Cost $362,934)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $94,753)
Sunac China Holdings Ltd.*	HKD	285,000	$20,008	0.12

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
China (continued)
Sunac Services Holdings Ltd.[2]	HKD	72,634	$7,396	0.05
			27,404	0.17
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,8	GBP	36,580,138	—	—
			—	—
Total Equity Securities (Cost $1,188,006)			27,404	0.17
Total Investments (Total Cost $27,132,884)			16,056,228	97.73
Other Assets Less Liabilities			372,991	2.27
Net Assets			$16,429,219	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2026, these securities had a total value of $2,074,062 or 12.62% of net assets.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[5]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Zero coupon bond.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Restricted security that has been deemed illiquid. At July 31, 2026 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.000%, 10/07/2020	10/7/2014	$-

[10]	Security is a Level 3 investment.
[11]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At July 31, 2026, the Ashmore Emerging Markets Corporate Income Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)(1)

Short Contracts
Ultra U.S. Treasury Bond	(2)	9/21/2026	USD	219,375	$8,375
Total					$8,375
(1) Includes cumulative appreciation/depreciation on futures contracts.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
At July 31, 2026, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/05/2026	State Street	Euro	210,036	United States Dollar	239,111	$3,142
08/05/2026	State Street	United States Dollar	246,933	Euro	210,036	4,681
Subtotal Appreciation						7,823
11/05/2026	State Street	United States Dollar	240,043	Euro	210,036	(3,110)
Subtotal Depreciation						(3,110)
Total						$4,713
At July 31, 2026, the Ashmore Emerging Markets Corporate Income Fund had the following centrally cleared credit default swaps - buy protection outstanding:
Reference Obligation	Fixed Deal Pay Rate		Notional Amount	Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
Markit CDX Emerging Market Index Series 45 (Pay Quarterly)	1.000%	USD	3,000,000	06/20/2031	$57,239	$79,257	$(22,018)
					$57,239	$79,257	$(22,018)
**Includes cumulative appreciation/depreciation on centrally cleared credit default swap agreements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $517,692)
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		583,680	$509,844	1.78
			509,844	1.78
Brazil (Cost $1,478,412)
Banco do Brasil S.A., 4.875%, 01/11/2029		400,000	395,000	1.38
Braskem Netherlands Finance B.V., 4.500%, 01/31/2030[3]		300,000	162,750	0.56
BRF GmbH, 4.350%, 09/29/2026		400,000	398,532	1.39
Suzano Austria GmbH, 6.000%, 01/15/2029		500,000	506,855	1.77
			1,463,137	5.10
Chile (Cost $96,873)
GNL Quintero S.A., 4.634%, 07/31/2029		97,130	96,215	0.34
			96,215	0.34
China (Cost $4,186,177)
Central China Real Estate Ltd., 7.900%, 11/07/2023[3,4]		560,000	2,100	0.01
Central China Real Estate Ltd., 7.250%, 07/16/2024[3,4]		1,275,000	3,251	0.01
Central China Real Estate Ltd., 7.250%, 08/13/2024[3,4]		979,000	2,496	0.01
Central China Real Estate Ltd., 7.250%, 04/28/2025[3,4]		190,000	484	—
Central China Real Estate Ltd., 7.500%, 07/14/2025[3,4]		422,000	1,582	0.01
Central China Real Estate Ltd., 7.650%, 08/27/2025[3,4]		560,000	1,428	—
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[3,4]		410,000	10,250	0.04
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[3,4]		800,000	22,000	0.08
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[3,4]		1,135,000	28,375	0.10
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[3,4]		1,085,000	27,125	0.09
Fortune Star BVI Ltd., 8.500%, 05/19/2028		320,000	325,712	1.14
Kaisa Group Holdings Ltd., 0.000%, 12/31/2026[5,6]		443,131	886	—
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[5]		86,105	1,251	—
Kaisa Group Holdings Ltd., 7.721%, (93% PIK), 12/28/2027[5,7]		521,876	7,933	0.03
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[5,6]		553,941	1,108	—
Kaisa Group Holdings Ltd., 6.250%, (93% PIK), 12/28/2028[5,7]		763,858	11,611	0.04
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[5,6]		886,264	1,773	0.01
Kaisa Group Holdings Ltd., 6.500%, (93% PIK), 12/28/2029[5,7]		1,280,319	18,539	0.06
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[5,6]		886,264	1,773	0.01
Kaisa Group Holdings Ltd., 6.750%, (93% PIK), 12/28/2030[5,7]		1,545,065	20,441	0.07
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[5,6]		1,107,831	2,216	0.01
Kaisa Group Holdings Ltd., 7.000%, (93% PIK), 12/28/2031[5,7]		2,330,647	27,735	0.10
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[5,6]		1,107,831	2,216	0.01
Kaisa Group Holdings Ltd., 7.250%, (93% PIK), 12/28/2032[5,7]		2,196,007	24,705	0.09
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[5,6]		2,089,984	4,180	0.01
Sunac China Holdings Ltd., 0.000%, 06/23/2028[5,6]		365,754	48,686	0.17
Yuzhou Group Holdings Co. Ltd., 4.000%, 06/30/2028[7]		390,150	11,704	0.04
Yuzhou Group Holdings Co. Ltd., 4.500%, 06/30/2029[7]		682,707	14,508	0.05
Yuzhou Group Holdings Co. Ltd., 5.000%, 06/30/2030[7]		915,705	19,688	0.07

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Yuzhou Group Holdings Co. Ltd., 5.500%, 06/30/2031[7]		1,290,792	$24,202	0.08
Yuzhou Group Holdings Co. Ltd., 1.000%, 06/30/2034[7]		346,283	3,463	0.01
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[3,4]		4,920,000	2,460	0.01
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[3,4]		813,000	406	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[3,4]		1,017,000	508	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[3,4]		575,000	287	—
			677,082	2.36
Colombia (Cost $188,146)
Empresas Publicas de Medellin ESP, 4.250%, 07/18/2029		200,000	188,162	0.66
			188,162	0.66
Guatemala (Cost $658,888)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		315,000	307,661	1.07
Millicom International Cellular S.A., 5.125%, 01/15/2028		360,000	356,400	1.25
			664,061	2.32
India (Cost $2,224,310)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		551,985	544,395	1.90
Delhi International Airport Ltd., 6.450%, 06/04/2029		630,000	642,266	2.24
Greenko Power II Ltd., 4.300%, 12/13/2028		143,500	137,402	0.48
Muthoot Finance Ltd., 7.125%, 02/14/2028		300,000	302,475	1.05
Muthoot Finance Ltd., 5.750%, 08/04/2030[5]		200,000	194,602	0.68
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	205,500	0.72
Sammaan Capital Ltd., 8.950%, 08/28/2028		200,000	207,250	0.72
			2,233,890	7.79
Indonesia (Cost $397,959)
Freeport Indonesia PT, 4.763%, 04/14/2027		400,000	398,500	1.39
			398,500	1.39
Mexico (Cost $1,082,510)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.621%, 12/10/2029		400,000	405,040	1.41
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 09/10/2029		400,000	400,220	1.40
Comision Federal de Electricidad, 3.348%, 02/09/2031		318,000	283,656	0.99
			1,088,916	3.80
Nigeria (Cost $493,269)
Dangote Petroleum Refinery And Petrochemicals Fze, 7.500%, 07/16/2031		300,000	299,689	1.05
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	199,144	0.69
			498,833	1.74

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Pakistan (Cost $300,000)
Veon Midco B.V., 6.950%, 06/01/2031[5]		300,000	$297,564	1.04
			297,564	1.04
Peru (Cost $483,520)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		400,000	405,960	1.42
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		80,000	79,075	0.27
			485,035	1.69
Philippines (Cost $197,986)
Primero Agila Ltd., 7.750%, 07/16/2031[5]		200,000	197,680	0.69
			197,680	0.69
Tanzania (Cost $285,198)
HTA Group Ltd., 6.750%, 04/01/2031		281,000	284,229	0.99
			284,229	0.99
Thailand (Cost $814,412)
Muangthai Capital PCL, 6.875%, 09/30/2028		500,000	500,625	1.74
Muangthai Capital PCL, 7.550%, 07/21/2030		300,000	302,886	1.06
			803,511	2.80
Turkey (Cost $721,953)
QNB Bank A.S., 7.250%, 05/21/2029		300,000	305,169	1.06
Turkiye Is Bankasi A.S., 7.750%, 06/12/2029		400,000	411,676	1.44
			716,845	2.50
Ukraine (Cost $200,000)
MHP Lux S.A., 10.500%, 07/28/2029[5]		200,000	207,750	0.72
			207,750	0.72
United States (Cost $2,911,322)
U.S. Treasury Bill, 3.532%, 09/03/2026[8]		2,920,900	2,911,754	10.16
			2,911,754	10.16
Uzbekistan (Cost $1,297,636)
Jscb Agrobank, 9.250%, 10/02/2029		400,000	431,136	1.50
Navoi Mining & Metallurgical Co., 6.700%, 10/17/2028		600,000	612,198	2.14
Navoiyuran State Enterprise, 6.700%, 07/02/2030		281,000	285,083	0.99
			1,328,417	4.63
Venezuela (Cost $11,158,543)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[3,4]		12,447,500	13,306,377	46.41
			13,306,377	46.41
Vietnam (Cost $235,374)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		238,085	234,754	0.82
			234,754	0.82
Total Debt Securities (Cost $29,930,180)			28,592,556	99.73

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $74,729)
Sunac China Holdings Ltd.*	HKD	284,000	$19,938	0.07
			19,938	0.07
Total Equity Securities (Cost $74,729)			19,938	0.07
Total Investments (Total Cost $30,004,909)			28,612,494	99.80
Other Assets Less Liabilities			56,319	0.20
Net Assets			$28,668,813	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2026 is disclosed.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Maturity has been extended under the terms of a plan of reorganization.
[5]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2026, these securities had a total value of $1,072,649 or 3.74% of net assets.
[6]	Zero coupon bond.
[7]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $2,430,885)
Loma Negra Cia Industrial Argentina S.A. ADR*		101,416	$1,164,256	1.08
Transportadora de Gas del Sur S.A. ADR*		41,501	1,320,977	1.23
			2,485,233	2.31
Cambodia (Cost $1,372,961)
NagaCorp Ltd.	HKD	2,735,263	1,209,390	1.13
			1,209,390	1.13
Canada (Cost $645,431)
Cameco Corp.		12,300	1,062,474	0.99
			1,062,474	0.99
Egypt (Cost $3,862,181)
Abu Dhabi Islamic Bank*	EGP	1,623,816	1,677,785	1.56
Commercial International Bank - Egypt (CIB) GDR (Registered)		903,758	2,447,995	2.28
			4,125,780	3.84
Georgia (Cost $2,528,194)
Lion Finance Group PLC	GBP	18,020	2,826,419	2.63
			2,826,419	2.63
Greece (Cost $2,267,241)
Piraeus Bank S.A.*	EUR	272,622	3,148,331	2.93
			3,148,331	2.93
Iceland (Cost $1,150,774)
Arion Banki HF2	ISK	987,976	1,553,343	1.45
			1,553,343	1.45
Kazakhstan (Cost $5,953,993)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		63,158	2,024,260	1.88
Kaspi.KZ JSC ADR		45,079	4,002,114	3.73
			6,026,374	5.61
Kuwait (Cost $4,317,825)
Gulf Bank K.S.C.P.	KWD	1,134,767	1,290,343	1.20
Integrated Holding Co. K.C.S.C.	KWD	847,447	1,151,945	1.07
National Bank of Kuwait S.A.K.P.	KWD	712,539	1,978,308	1.84
			4,420,596	4.11
Morocco (Cost $3,590,859)
Attijariwafa Bank	MAD	25,601	1,883,127	1.75
Societe d’Exploitation des Ports	MAD	21,901	2,021,780	1.88
			3,904,907	3.63
Nigeria (Cost $1,828,328)
Guaranty Trust Holding Co. PLC	NGN	20,037,104	1,907,832	1.78
			1,907,832	1.78

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Pakistan (Cost $2,132,374)
Searle (The) Co. Ltd.*	PKR	7,762,610	$2,514,495	2.34
			2,514,495	2.34
Peru (Cost $5,050,093)
Credicorp Ltd.		11,639	4,662,350	4.34
Hudbay Minerals, Inc.	CAD	47,000	1,066,498	0.99
			5,728,848	5.33
Philippines (Cost $5,660,693)
BDO Unibank, Inc.	PHP	935,853	1,909,422	1.78
Century Pacific Food, Inc.	PHP	1,085,300	556,298	0.52
International Container Terminal Services, Inc.	PHP	193,610	3,035,337	2.82
Philex Mining Corp.	PHP	6,158,800	913,843	0.85
			6,414,900	5.97
Qatar (Cost $5,251,339)
Doha Bank QPSC	QAR	1,829,455	1,457,125	1.36
Qatar Gas Transport Co. Ltd.	QAR	1,344,983	1,532,428	1.43
Qatar National Bank QPSC	QAR	500,127	2,284,562	2.12
			5,274,115	4.91
Romania (Cost $4,153,754)
Banca Transilvania S.A.	RON	679,508	5,517,381	5.13
OMV Petrom S.A.	RON	7,238,499	2,000,400	1.86
			7,517,781	6.99
Saudi Arabia (Cost $2,108,172)
East Pipes Integrated Co. for Industry	SAR	24,265	1,192,461	1.11
Rasan Information Technology Co.*	SAR	20,573	713,737	0.66
			1,906,198	1.77
Slovenia (Cost $3,758,490)
Krka dd Novo mesto	EUR	8,696	2,602,202	2.42
Nova Ljubljanska Banka dd GDR (Registered)	EUR	55,055	2,850,244	2.65
			5,452,446	5.07
South Africa (Cost $985,733)
Karooooo Ltd.		20,600	1,323,241	1.23
			1,323,241	1.23
United Arab Emirates (Cost $9,919,485)
Abu Dhabi Islamic Bank PJSC	AED	445,468	2,572,372	2.39
ADNOC Logistics & Services	AED	1,050,291	1,773,545	1.65
Aldar Properties PJSC	AED	515,000	1,044,321	0.97
Emirates NBD Bank PJSC	AED	126,098	1,038,938	0.97
First Abu Dhabi Bank PJSC	AED	620,180	3,263,368	3.04
Parkin Co. PJSC	AED	661,823	1,000,101	0.93
			10,692,645	9.95

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Uzbekistan (Cost $1,156,825)
National Investment Fund of the Republic of Uzbekistan JSC GDR*,2,3		46,273	$1,515,441	1.41
			1,515,441	1.41
Vietnam (Cost $21,832,870)
Asia Commercial Bank JSC	VND	1,250,975	1,042,887	0.97
Bank for Foreign Trade of Vietnam JSC	VND	1,097,184	2,476,370	2.30
FPT DIGITAL RETAIL JSC*	VND	403,225	1,903,335	1.77
Gemadept Group Corp.	VND	666,700	1,948,908	1.81
Hoa Phat Group JSC	VND	2,376,226	1,955,462	1.82
Imexpharm Corp.	VND	331,500	442,384	0.41
Mobile World Investment Corp.	VND	681,600	1,814,121	1.69
Nam Long Investment Corp.	VND	1,504,154	1,266,272	1.18
Phu Nhuan Jewelry JSC	VND	638,999	753,746	0.70
Vietnam Dairy Products JSC	VND	450,000	1,041,604	0.97
Vietnam Prosperity JSC Bank	VND	1,993,800	1,883,418	1.75
Vingroup JSC*	VND	357,200	2,897,597	2.70
Vinhomes JSC[2]	VND	369,700	2,074,290	1.93
			21,500,394	20.00
Total Common Stocks (Cost $91,958,500)			102,511,183	95.38
Total Investments (Total Cost $91,958,500)			102,511,183	95.38
Other Assets Less Liabilities			4,965,276	4.62
Net Assets			$107,476,459	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2026, these securities had a total value of $5,143,074 or 4.79% of net assets.
[3]	Restricted security that has been deemed illiquid. At July 31, 2026 the value of these restricted illiquid securities amount to $1,515,441 or 1.41% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
National Investment Fund of the Republic of Uzbekistan JSC GDR	5/13/26	$ 1,156,825
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
At July 31, 2026, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	5.3%
Consumer Staples	1.5
Energy	7.2
Financials	53.9
Health Care	5.2
Industrials	8.5
Information Technology	1.2
Materials	5.8
Real Estate	6.8
Total Investments	95.4
Other Assets Less Liabilities	4.6
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $3,135,659)
Vista Energy S.A.B. de C.V. ADR*		48,195	$3,395,338	0.95
			3,395,338	0.95
Brazil (Cost $16,797,400)
NU Holdings Ltd., Class A*		343,500	4,922,355	1.38
Raia Drogasil S.A.	BRL	582,984	2,125,316	0.59
Rede D’Or Sao Luiz S.A.[2]	BRL	808,313	5,523,601	1.54
TOTVS S.A.*	BRL	549,700	3,368,155	0.94
			15,939,427	4.45
Chile (Cost $4,459,602)
Latam Airlines Group S.A. ADR		74,266	3,918,274	1.09
			3,918,274	1.09
China (Cost $67,070,690)
Aluminum Corp. of China Ltd., Class H	HKD	3,386,000	3,659,048	1.02
ANTA Sports Products Ltd.	HKD	200,200	2,016,875	0.56
Contemporary Amperex Technology Co. Ltd., Class A	CNY	78,200	4,592,250	1.28
H World Group Ltd. ADR		98,618	4,210,002	1.17
Innovent Biologics, Inc.*,2	HKD	465,177	5,150,257	1.44
Kanzhun Ltd. ADR		377,898	6,152,179	1.72
KE Holdings, Inc. ADR		244,725	4,148,089	1.16
NetEase, Inc. ADR		70,902	9,449,109	2.64
Prosus N.V.*	EUR	136,417	6,298,729	1.76
Sany Heavy Industry Co. Ltd., Class A	CNY	2,059,600	6,283,144	1.75
Sieyuan Electric Co. Ltd., Class A	CNY	207,500	4,795,045	1.34
Tencent Holdings Ltd.	HKD	284,600	17,258,796	4.82
			74,013,523	20.66
Hong Kong (Cost $8,131,820)
AIA Group Ltd.	HKD	931,400	9,432,147	2.63
			9,432,147	2.63
India (Cost $40,618,135)
Apollo Hospitals Enterprise Ltd.	INR	38,273	3,591,479	1.00
CreditAccess Grameen Ltd.*	INR	175,431	2,930,855	0.82
HDFC Bank Ltd. ADR		671,387	16,066,291	4.49
International Gemological Institute Ltd.	INR	196,295	728,506	0.20
Mahindra & Mahindra Ltd. GDR		147,426	5,176,660	1.45
MakeMyTrip Ltd.*		98,290	5,597,616	1.56
PB Fintech Ltd.*	INR	259,710	4,360,830	1.22
			38,452,237	10.74
Indonesia (Cost $6,286,725)
Bank Mandiri Persero Tbk PT	IDR	762,900	177,809	0.05

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Indonesia (continued)
Grab Holdings Ltd., Class A*		1,452,200	$5,082,700	1.42
			5,260,509	1.47
Kazakhstan (Cost $4,752,536)
Kaspi.KZ JSC ADR		56,467	5,013,140	1.40
			5,013,140	1.40
Malaysia (Cost $2,234,754)
Zetrix Ai Bhd.	MYR	11,881,506	2,167,354	0.60
			2,167,354	0.60
Mexico (Cost $8,448,150)
Gentera S.A.B. de C.V.	MXN	1,019,300	2,362,937	0.66
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		34,198	3,655,766	1.02
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	351,300	4,068,464	1.14
			10,087,167	2.82
Poland (Cost $11,344,691)
Allegro.eu S.A.*,2	PLN	942,041	11,393,572	3.18
Powszechna Kasa Oszczednosci Bank Polski S.A.	PLN	117,132	3,508,188	0.98
			14,901,760	4.16
South Africa (Cost $3,422,714)
Shoprite Holdings Ltd.	ZAR	200,839	3,488,368	0.97
			3,488,368	0.97
South Korea (Cost $42,167,919)
Classys, Inc.	KRW	131,245	3,767,659	1.05
Coway Co. Ltd.	KRW	54,284	3,493,463	0.98
DB Insurance Co. Ltd.	KRW	36,083	3,960,316	1.11
Eugene Technology Co. Ltd.	KRW	40,400	3,102,888	0.87
Hansol Chemical Co. Ltd.	KRW	34,605	4,977,763	1.39
HD Hyundai Electric Co. Ltd.	KRW	3,267	1,567,390	0.44
Samsung C&T Corp.	KRW	19,651	4,765,014	1.33
Samsung Electronics Co. Ltd.	KRW	88,405	15,921,529	4.44
SK hynix, Inc.	KRW	12,368	13,588,371	3.79
SK Square Co. Ltd.*	KRW	10,513	7,456,379	2.08
			62,600,772	17.48
Taiwan (Cost $50,255,713)
Alchip Technologies Ltd.	TWD	32,667	3,041,278	0.85
Andes Technology Corp.*	TWD	200,000	1,361,448	0.38
Chroma ATE, Inc.	TWD	47,000	3,007,860	0.84
Delta Electronics, Inc.	TWD	77,000	3,799,899	1.06
E Ink Holdings, Inc.	TWD	539,000	3,118,988	0.87
Elite Material Co. Ltd.	TWD	22,000	3,137,475	0.88
Gudeng Precision Industrial Co. Ltd.	TWD	298,000	3,642,329	1.02
Lotes Co. Ltd.	TWD	77,000	4,325,462	1.21

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
MediaTek, Inc.	TWD	51,000	$5,458,291	1.52
Sinbon Electronics Co. Ltd.	TWD	431,298	3,909,415	1.09
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	670,000	50,103,823	13.99
			84,906,268	23.71
Thailand (Cost $5,148,367)
Bangkok Dusit Medical Services PCL (Registered)	THB	8,166,800	4,695,742	1.31
			4,695,742	1.31
United Arab Emirates (Cost $2,497,935)
Abu Dhabi Islamic Bank PJSC	AED	501,723	2,897,219	0.81
			2,897,219	0.81
Vietnam (Cost $3,032,826)
Mobile World Investment Corp.	VND	1,052,500	2,801,295	0.78
			2,801,295	0.78
Total Common Stocks (Cost $279,805,636)			343,970,540	96.03
Preferred Stocks
South Korea (Cost $6,836,443)
Samsung Electronics Co. Ltd., 0.881%[3]	KRW	63,106	7,923,219	2.21
			7,923,219	2.21
Total Preferred Stocks (Cost $6,836,443)			7,923,219	2.21
Equity-Linked Securities
China (Cost $277,358)
Sieyuan Electric Co. Ltd. *		11,600	268,255	0.08
			268,255	0.08
Total Equity-Linked Securities (Cost $277,358)			268,255	0.08
Total Investments (Total Cost $286,919,437)			352,162,014	98.32
Other Assets Less Liabilities			6,014,793	1.68
Net Assets			$358,176,807	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2026, these securities had a total value of $22,067,430 or 6.16% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
At July 31, 2026, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	7.4%
Consumer Discretionary	11.4
Consumer Staples	1.6
Energy	0.9
Financials	16.7
Health Care	6.3
Industrials	14.4
Information Technology	36.0
Materials	2.4
Real Estate	1.2
Total Investments	98.3
Other Assets Less Liabilities	1.7
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $58,410)
NU Holdings Ltd., Class A*		910	$13,040	1.28
Raia Drogasil S.A.	BRL	2,453	8,943	0.88
Rede D’Or Sao Luiz S.A.[2]	BRL	2,573	17,582	1.73
TOTVS S.A.*	BRL	2,410	14,767	1.45
			54,332	5.34
China (Cost $148,392)
Contemporary Amperex Technology Co. Ltd., Class A	CNY	405	23,783	2.34
Innovent Biologics, Inc.*,2	HKD	2,029	22,464	2.21
Kanzhun Ltd. ADR		1,316	21,425	2.11
KE Holdings, Inc. ADR		1,053	17,848	1.75
Prosus N.V.*	EUR	304	14,037	1.38
Sieyuan Electric Co. Ltd., Class A	CNY	465	10,746	1.06
Tencent Holdings Ltd.	HKD	905	54,881	5.40
			165,184	16.25
Hong Kong (Cost $44,884)
AIA Group Ltd.	HKD	3,940	39,900	3.92
			39,900	3.92
India (Cost $121,017)
Apollo Hospitals Enterprise Ltd.	INR	156	14,639	1.44
CreditAccess Grameen Ltd.*	INR	635	10,609	1.04
HDFC Bank Ltd. ADR		1,941	46,448	4.57
Mahindra & Mahindra Ltd. GDR		477	16,749	1.65
MakeMyTrip Ltd.*		369	21,015	2.07
PB Fintech Ltd.*	INR	965	16,203	1.59
			125,663	12.36
Indonesia (Cost $17,917)
Grab Holdings Ltd., Class A*		4,700	16,450	1.62
			16,450	1.62
Kazakhstan (Cost $13,132)
Kaspi.KZ JSC ADR		181	16,069	1.58
			16,069	1.58
Malaysia (Cost $9,674)
Zetrix Ai Bhd.	MYR	45,890	8,371	0.82
			8,371	0.82
Mexico (Cost $16,027)
Gentera S.A.B. de C.V.	MXN	3,340	7,743	0.76
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	1,320	15,287	1.51
			23,030	2.27
Poland (Cost $53,918)
Allegro.eu S.A.*,2	PLN	2,852	34,494	3.40

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Poland (continued)
Benefit Systems S.A.*	PLN	28	$40,577	3.99
			75,071	7.39
Saudi Arabia (Cost $8,674)
Rasan Information Technology Co.*	SAR	246	8,535	0.84
			8,535	0.84
South Africa (Cost $16,121)
Shoprite Holdings Ltd.	ZAR	883	15,337	1.51
			15,337	1.51
South Korea (Cost $65,190)
Coway Co. Ltd.	KRW	239	15,381	1.51
DB Insurance Co. Ltd.	KRW	42	4,610	0.45
Eugene Technology Co. Ltd.	KRW	178	13,671	1.35
HD Hyundai Electric Co. Ltd.	KRW	9	4,318	0.42
LigaChem Biosciences, Inc.*	KRW	72	4,429	0.44
Samsung Electronics Co. Ltd.	KRW	240	43,223	4.25
SK hynix, Inc.	KRW	49	53,835	5.30
SK Square Co. Ltd.*	KRW	43	30,498	3.00
			169,965	16.72
Taiwan (Cost $166,503)
Alchip Technologies Ltd.	TWD	50	4,655	0.46
Andes Technology Corp.*	TWD	450	3,063	0.30
Chroma ATE, Inc.	TWD	100	6,400	0.63
Delta Electronics, Inc.	TWD	350	17,272	1.70
E Ink Holdings, Inc.	TWD	2,700	15,624	1.54
Gudeng Precision Industrial Co. Ltd.	TWD	550	6,722	0.66
Kaori Heat Treatment Co. Ltd.	TWD	500	12,894	1.27
Lotes Co. Ltd.	TWD	150	8,426	0.83
Sinbon Electronics Co. Ltd.	TWD	2,050	18,582	1.83
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	2,200	164,520	16.18
			258,158	25.40
Thailand (Cost $14,662)
Bangkok Dusit Medical Services PCL (Registered)	THB	21,605	12,422	1.22
			12,422	1.22
United Arab Emirates (Cost $5,429)
Abu Dhabi Islamic Bank PJSC	AED	1,423	8,217	0.81
			8,217	0.81

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (Cost $7,768)
Mobile World Investment Corp.	VND	2,810	$7,479	0.74
			7,479	0.74
Total Common Stocks (Cost $767,718)			1,004,183	98.79
Total Investments (Total Cost $767,718)			1,004,183	98.79
Other Assets Less Liabilities			12,305	1.21
Net Assets			$1,016,488	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2026, these securities had a total value of $74,540 or 7.33% of net assets.
Percentages shown are based on net assets.
At July 31, 2026, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	5.4%
Consumer Discretionary	10.7
Consumer Staples	2.4
Financials	18.4
Health Care	7.0
Industrials	16.6
Information Technology	36.5
Real Estate	1.8
Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $270,768)
Angola (Rep of), 9.375%, 05/08/2048		280,000	$268,433	2.31
			268,433	2.31
Argentina (Cost $300,670)
Argentina (Rep of), 1.000%, 07/09/2029		37,298	33,402	0.29
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		208,218	181,878	1.56
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[2]		128,835	101,715	0.87
Argentina (Rep of), 5.000%, 01/09/2038		72,735	60,006	0.52
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[2]		67,207	49,700	0.43
			426,701	3.67
Bahrain (Cost $206,284)
Bapco Energies BSC Closed, 8.375%, 11/07/2028		200,000	200,400	1.72
			200,400	1.72
Brazil (Cost $321,103)
Brazil (Rep of), 8.250%, 01/20/2034		110,000	122,772	1.05
Brazil (Rep of), 7.250%, 01/12/2056		200,000	191,575	1.65
			314,347	2.70
Bulgaria (Cost $5,792)
Bulgaria (Rep of), 5.000%, 03/05/2037		6,000	5,713	0.05
			5,713	0.05
Chile (Cost $431,819)
Corp. Nacional del Cobre de Chile, 6.300%, 09/08/2053		200,000	195,434	1.68
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		213,000	213,322	1.83
			408,756	3.51
Colombia (Cost $200,084)
Colombia (Rep of), 7.375%, 09/18/2037		200,000	207,400	1.78
			207,400	1.78
Costa Rica (Cost $178,418)
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	186,526	1.60
			186,526	1.60
Dominican Republic (Cost $224,108)
Dominican (Rep of), 5.875%, 01/30/2060		282,000	238,290	2.05
			238,290	2.05
Ecuador (Cost $47,480)
Ecuador (Rep of), 6.900%, 07/31/2035		63,078	56,810	0.49
Ecuador (Rep of), (Step to 6.000% on 07/31/27), 5.500%, 07/31/2040[2]		50,674	40,873	0.35
			97,683	0.84

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Egypt (Cost $169,015)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	$204,700	1.76
			204,700	1.76
El Salvador (Cost $19,086)
El Salvador (Rep of), 7.650%, 06/15/2035		24,000	24,756	0.21
			24,756	0.21
Ghana (Cost $185,625)
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[2]		65,041	63,532	0.55
Ghana (Rep of), 0.000%, 01/03/2030[3]		13,973	12,209	0.10
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2]		142,220	130,178	1.12
			205,919	1.77
Guatemala (Cost $204,496)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	207,528	1.78
			207,528	1.78
Hungary (Cost $369,920)
Hungary (Rep of), 2.125%, 09/22/2031		200,000	171,252	1.47
Hungary (Rep of), 5.500%, 03/26/2036		200,000	195,924	1.69
			367,176	3.16
Indonesia (Cost $348,112)
Indonesia (Rep of), 8.500%, 10/12/2035		137,000	163,201	1.40
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	147,468	1.27
			310,669	2.67
Ivory Coast (Cost $214,133)
Ivory Coast (Rep of), 8.250%, 01/30/2037		200,000	215,828	1.86
			215,828	1.86
Kazakhstan (Cost $217,000)
Kazakhstan (Rep of), 4.714%, 04/09/2035		217,000	207,003	1.78
			207,003	1.78
Malaysia (Cost $345,526)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	175,574	1.51
Petronas Capital Ltd., 4.550%, 04/21/2050		200,000	163,711	1.41
			339,285	2.92
Mexico (Cost $580,790)
Mexico (Rep of), 6.750%, 09/27/2034		66,000	68,310	0.59
Mexico (Rep of), 4.750%, 03/08/2044		62,000	47,833	0.41
Mexico (Rep of), 5.550%, 01/21/2045		64,000	55,664	0.48
Mexico (Rep of), 3.771%, 05/24/2061		200,000	113,400	0.98
Mexico (Rep of), 5.750%, 10/12/2110		76,000	58,624	0.50
Petroleos Mexicanos, 8.750%, 06/02/2029		101,000	107,434	0.92
Petroleos Mexicanos, 6.750%, 09/21/2047		33,000	27,075	0.23

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	$79,891	0.69
			558,231	4.80
Mongolia (Cost $173,050)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	185,388	1.59
			185,388	1.59
Morocco (Cost $205,644)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	208,998	1.80
			208,998	1.80
Nigeria (Cost $360,879)
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	203,900	1.76
Nigeria (Rep of), 8.250%, 09/28/2051		200,000	202,674	1.74
			406,574	3.50
Oman (Cost $193,640)
Oman (Rep of), 6.500%, 03/08/2047		200,000	203,482	1.75
			203,482	1.75
Panama (Cost $375,856)
Panama (Rep of), 8.875%, 09/30/2027		122,000	127,041	1.09
Panama (Rep of), 6.700%, 01/26/2036		88,000	92,582	0.80
Panama (Rep of), 4.500%, 04/16/2050		200,000	151,753	1.30
			371,376	3.19
Paraguay (Cost $194,637)
Paraguay (Rep of), 5.850%, 08/21/2033		200,000	202,868	1.74
			202,868	1.74
Peru (Cost $401,046)
Peru (Rep of), 8.750%, 11/21/2033		77,000	91,861	0.79
Peru (Rep of), 5.375%, 02/08/2035		27,000	26,615	0.23
Peru (Rep of), 3.300%, 03/11/2041		75,000	56,225	0.48
Peru (Rep of), 2.780%, 12/01/2060		81,000	41,476	0.36
Peru (Rep of), 3.230%, 07/28/2121		28,000	14,392	0.12
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	167,654	1.44
			398,223	3.42
Philippines (Cost $289,908)
Philippines (Rep of), 7.750%, 01/14/2031		100,000	111,000	0.95
Philippines (Rep of), 3.950%, 01/20/2040		200,000	163,752	1.41
			274,752	2.36
Poland (Cost $154,225)
Poland (Rep of), 5.500%, 11/16/2027		8,000	8,096	0.07
Poland (Rep of), 4.875%, 10/04/2033		37,000	36,170	0.31
Poland (Rep of), 5.125%, 09/18/2034		39,000	38,445	0.33
Poland (Rep of), 5.500%, 04/04/2053		22,000	19,753	0.17

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Poland (continued)
Poland (Rep of), 5.500%, 03/18/2054		49,000	$43,853	0.38
			146,317	1.26
Romania (Cost $449,458)
Romania (Rep of), 6.625%, 02/17/2028		26,000	26,458	0.23
Romania (Rep of), 5.875%, 01/30/2029		54,000	54,325	0.47
Romania (Rep of), 3.000%, 02/14/2031		16,000	14,264	0.12
Romania (Rep of), 3.625%, 03/27/2032		22,000	19,604	0.17
Romania (Rep of), 7.125%, 01/17/2033		18,000	18,926	0.16
Romania (Rep of), 6.000%, 05/25/2034		16,000	15,605	0.13
Romania (Rep of), 5.750%, 03/24/2035		46,000	43,794	0.38
Romania (Rep of), 6.625%, 05/16/2036		26,000	26,080	0.22
Romania (Rep of), 5.750%, 07/04/2036[4]		36,000	33,768	0.29
Romania (Rep of), 5.750%, 07/04/2036		62,000	58,156	0.50
Romania (Rep of), 7.500%, 02/10/2037		60,000	63,860	0.55
Romania (Rep of), 6.125%, 01/22/2044		22,000	20,425	0.18
Romania (Rep of), 4.000%, 02/14/2051		32,000	20,788	0.18
Romania (Rep of), 7.625%, 01/17/2053		26,000	27,290	0.23
			443,343	3.81
Saudi Arabia (Cost $380,317)
Saudi (Rep of), 5.000%, 04/17/2049		200,000	166,278	1.43
Suci Second Investment Co., 4.375%, 09/10/2027		200,000	199,094	1.71
			365,372	3.14
South Africa (Cost $152,309)
South Africa (Rep of), 5.750%, 09/30/2049		200,000	162,346	1.40
			162,346	1.40
Turkey (Cost $416,973)
Turkey (Rep of), 5.250%, 03/13/2030		225,000	215,728	1.85
Turkey (Rep of), 6.500%, 01/03/2035		200,000	190,796	1.64
			406,524	3.49
Ukraine (Cost $155,553)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[2]		5,457	3,974	0.03
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[2]		20,395	11,605	0.10
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2034[2]		114,276	79,812	0.69
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[2]		17,235	10,319	0.09
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2035[2]		71,246	48,857	0.42
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[2]		14,362	8,563	0.07

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2036[2]		41,340	$28,181	0.24
			191,311	1.64
United States (Cost $983,967)
U.S. Treasury Bill, 3.530%, 09/03/2026[5]		987,200	984,109	8.46
			984,109	8.46
Uruguay (Cost $219,349)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[6]		51,980	59,816	0.51
Uruguay (Rep of), 5.750%, 10/28/2034		35,322	36,299	0.31
Uruguay (Rep of), 7.625%, 03/21/2036		37,848	43,596	0.38
Uruguay (Rep of), 4.125%, 11/20/2045		31,283	25,866	0.22
Uruguay (Rep of), 5.100%, 06/18/2050		20,808	18,415	0.16
Uruguay (Rep of), 4.975%, 04/20/2055		28,130	24,051	0.21
			208,043	1.79
Uzbekistan (Cost $217,285)
Uzbekistan (Rep of), 5.375%, 02/20/2029		220,000	219,177	1.88
			219,177	1.88
Venezuela (Cost $517,280)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		419,000	447,911	3.85
Venezuela (Rep of), 11.750%, 10/21/2026[7]		390,600	214,537	1.84
Venezuela (Rep of), 9.250%, 09/15/2027[7]		362,000	180,124	1.55
Venezuela (Rep of), 11.950%, 08/05/2031[7]		220,300	120,559	1.04
			963,131	8.28
Zambia (Cost $24,201)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[2]		26,853	26,214	0.23
			26,214	0.23
Total Debt Securities (Cost $10,705,806)			11,362,892	97.67
Total Investments in Securities (Cost $10,705,806)			11,362,892	97.67
Total Investments (Total Cost $10,705,806)			11,362,892	97.67
Other Assets Less Liabilities			271,040	2.33
Net Assets			$11,633,932	100.00

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2026 is disclosed.
[3]	Zero coupon bond.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2026, these securities had a total value of $33,768 or 0.29% of net assets.
[5]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $145,168)
Vista Energy S.A.B. de C.V. ADR*		2,241	$157,878	1.23
			157,878	1.23
Brazil (Cost $714,810)
NU Holdings Ltd., Class A*		13,600	194,888	1.52
Raia Drogasil S.A.	BRL	32,334	117,876	0.92
Rede D’Or Sao Luiz S.A.[2]	BRL	36,400	248,739	1.93
TOTVS S.A.*	BRL	23,800	145,829	1.13
			707,332	5.50
Chile (Cost $213,329)
Latam Airlines Group S.A. ADR		3,500	184,660	1.44
			184,660	1.44
India (Cost $1,778,473)
Apollo Hospitals Enterprise Ltd.	INR	1,779	166,939	1.30
CreditAccess Grameen Ltd.*	INR	10,334	172,646	1.34
HDFC Bank Ltd. ADR		24,960	597,293	4.65
International Gemological Institute Ltd.	INR	28,277	104,944	0.82
Mahindra & Mahindra Ltd. GDR		6,702	235,331	1.83
MakeMyTrip Ltd.*		4,300	244,885	1.90
PB Fintech Ltd.*	INR	11,176	187,658	1.46
			1,709,696	13.30
Indonesia (Cost $283,400)
Bank Mandiri Persero Tbk PT	IDR	27,700	6,456	0.05
Grab Holdings Ltd., Class A*		69,100	241,850	1.88
			248,306	1.93
Kazakhstan (Cost $200,683)
Kaspi.KZ JSC ADR		2,413	214,226	1.67
			214,226	1.67
Malaysia (Cost $124,734)
Zetrix Ai Bhd.	MYR	538,300	98,193	0.77
			98,193	0.77
Mexico (Cost $382,227)
Gentera S.A.B. de C.V.	MXN	48,600	112,664	0.88
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		1,667	178,202	1.39
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	16,700	193,406	1.50
			484,272	3.77
Poland (Cost $550,449)
Allegro.eu S.A.*,2	PLN	47,971	580,188	4.51
Powszechna Kasa Oszczednosci Bank Polski S.A.	PLN	5,484	164,250	1.28
			744,438	5.79

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Saudi Arabia (Cost $79,152)
Rasan Information Technology Co.*	SAR	3,342	$115,944	0.90
			115,944	0.90
South Africa (Cost $616,216)
Naspers Ltd., Class N	ZAR	8,684	457,149	3.56
Shoprite Holdings Ltd.	ZAR	9,512	165,214	1.28
			622,363	4.84
South Korea (Cost $1,288,442)
Classys, Inc.	KRW	6,216	178,443	1.39
Coway Co. Ltd.	KRW	2,666	171,571	1.34
DB Insurance Co. Ltd.	KRW	1,703	186,914	1.45
Eugene Technology Co. Ltd.	KRW	1,753	134,638	1.05
Hansol Chemical Co. Ltd.	KRW	1,574	226,412	1.76
HD Hyundai Electric Co. Ltd.	KRW	163	78,202	0.61
Samsung C&T Corp.	KRW	684	165,858	1.29
Samsung Electronics Co. Ltd.	KRW	3,625	652,854	5.08
SK hynix, Inc.	KRW	558	613,059	4.77
SK Square Co. Ltd.*	KRW	566	401,437	3.12
			2,809,388	21.86
Taiwan (Cost $2,024,560)
Alchip Technologies Ltd.	TWD	1,444	134,436	1.05
Andes Technology Corp.*	TWD	3,000	20,422	0.16
Asia Vital Components Co. Ltd.	TWD	1,000	72,107	0.56
Chroma ATE, Inc.	TWD	2,000	127,994	1.00
Delta Electronics, Inc.	TWD	2,931	144,643	1.12
E Ink Holdings, Inc.	TWD	28,000	162,025	1.26
Elite Material Co. Ltd.	TWD	1,000	142,612	1.11
Gudeng Precision Industrial Co. Ltd.	TWD	12,000	146,671	1.14
Kinik Co.	TWD	10,000	193,991	1.51
Lotes Co. Ltd.	TWD	3,000	168,524	1.31
MediaTek, Inc.	TWD	2,000	214,051	1.67
Sinbon Electronics Co. Ltd.	TWD	18,214	165,097	1.28
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	27,000	2,019,109	15.71
			3,711,682	28.88
Thailand (Cost $236,953)
Bangkok Dusit Medical Services PCL (Registered)	THB	378,100	217,400	1.69
			217,400	1.69
United Arab Emirates (Cost $80,398)
Abu Dhabi Islamic Bank PJSC	AED	23,577	136,146	1.06
			136,146	1.06

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (Cost $141,926)
Mobile World Investment Corp.	VND	50,000	$133,078	1.04
			133,078	1.04
Total Common Stocks (Cost $8,860,920)			12,295,002	95.67
Preferred Stocks
South Korea (Cost $151,621)
Samsung Electronics Co. Ltd., 0.881%[3]	KRW	1,601	201,012	1.56
			201,012	1.56
Total Preferred Stocks (Cost $151,621)			201,012	1.56
Total Investments (Total Cost $9,012,541)			12,496,014	97.23
Other Assets Less Liabilities			356,116	2.77
Net Assets			$12,852,130	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2026, these securities had a total value of $828,927 or 6.45% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At July 31, 2026, the industry sectors for the Ashmore Emerging Markets Equity ex China Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	14.2%
Consumer Staples	2.2
Energy	1.2
Financials	17.7
Health Care	6.3
Industrials	12.8
Information Technology	41.0
Materials	1.8
Total Investments	97.2
Other Assets Less Liabilities	2.8
Net Assets	100.0%